DEBT (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 05, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Beginning balance loans				$ 22,814,594	$ 12,029,724
Proceeds		$ 0		565,900	16,556,710
Payments				(265,421)	(5,230,725)
Conversion of debt				(4,616,500)	(807,795)
Reclass of long-term portion of debt		(1,402,396)		(86,670)	0
Debt extinguishment				(169,770)	(204,271)
Foreign currency translation				(423,245)	470,951
Subtotal				17,818,888	22,814,594
Foreign currency translation		(13,106)		(423,245)
Notes payable - long-term		(6,885,806)		(12,356,384)	(10,771,882)
Notes payable - short-term		6,143,075		5,462,504	12,042,712
Foreign currency translation		(405,229)	$ (473,578)	(1,006,517)	871,235
Debt extinguishment	$ 445,636
Bridge Loan
Beginning balance loans					191,287
Proceeds					0
Payments					(191,287)
Subtotal					0
Notes payable - long-term					0
Notes payable - short-term					0
Debt extinguishment					0
Foreign currency transaction					0
COVID Loans
Beginning balance loans		234,117		435,210	0
Proceeds		0		0	435,210
Payments				(3,233)	0
Conversion of debt		0		0	0
Reclass of long-term portion of debt		0		0	0
Debt extinguishment		0		(169,770)	0
Subtotal		229,088		234,117	435,210
Notes payable - long-term		(221,781)		(51,478)	0
Notes payable - short-term		7,307		182,639	435,210
Foreign currency translation		(5,029)		(28,090)	0
Trade Facility [Member]
Beginning balance loans		1,299,784		6,446,000	6,245,400
Proceeds		0		0	0
Payments		(124,242)		(57,835)	0
Conversion of debt		(1,190,000)		0	0
Reclass of long-term portion of debt		0		0
Subtotal		118,848		6,207,010	6,446,000
Notes payable - long-term		0		(2,450,000)	(2,384,850)
Foreign currency translation		54,861		(181,155)	200,600
Debt extinguishment		78,445		0	0
Notes payable- short -term		118,848		3,757,010	4,061,150
Third Party [Member]
Beginning balance loans		10,077,977		12,631,284	2,514,595
Proceeds		0		565,900	16,121,500
Payments		(2,030,814)		(62,878)	(5,006,115)
Conversion of debt				(3,010,000)	(807,795)
Reclass of long-term portion of debt		(1,204,356)		0
Debt extinguishment				0	192,205
Foreign currency translation		(21,433)		(46,329)	1,304
Subtotal		6,821,374		10,077,977	12,631,284
Notes payable - long-term		(6,664,025)		(9,854,906)	(5,543,557)
Notes payable - short-term		157,349		223,071	7,087,727
Loan Facility [Member]
Beginning balance loans		6,027,010		3,302,100	3,078,442
Proceeds		0		0	0
Payments		(107,894)		(141,475)	0
Conversion of debt		0		(1,606,500)
Reclass of long-term portion of debt		(198,040)		(86,670)
Debt extinguishment		0		0	12,066
Foreign currency translation		(41,505)		(167,671)	269,047
Subtotal		5,859,571		1,299,784	3,302,100
Notes payable - long-term		0		0	(2,843,475)
Notes payable - short-term		$ 5,859,571		$ 1,299,784	$ 458,625